UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09032
STI Classic Variable Trust
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 09/30/07
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
September 30, 2007
(Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares	Value ($)
Common Stocks (99.4%)
Consumer Discretionary (9.0%)
Circuit City Stores, Inc. (a)	11,800	93
Darden Restaurants, Inc.	4,700	197
Lennar Corp., Cl A	3,575	81
McGraw-Hill Cos., Inc. (The)	3,000	153
Omnicom Group, Inc.	3,200	154
Target Corp.	1,000	63
Time Warner, Inc.	13,000	239
Tyco International Ltd.	3,700	164
Walt Disney Co. (The)	5,000	172

		1,316

Consumer Staples (10.3%)
Anheuser-Busch Cos., Inc.	2,900	145
Cadbury Schweppes PLC ADR	4,000	186
ConAgra Foods, Inc.	8,300	217
CVS/Caremark Corp.	5,300	210
Hershey Co. (The) (a)	4,200	195
PepsiCo, Inc.	3,000	220
Procter & Gamble Co. (The)	2,800	197
Wal-Mart Stores, Inc.	3,100	135

		1,505

Energy (10.8%)
Anadarko Petroleum Corp.	2,400	129
Baker Hughes, Inc.	1,950	176
Chevron Corp.	3,800	356
ConocoPhillips	3,000	263
Exxon Mobil Corp.	4,000	370
Spectra Energy Corp.	6,100	149
Valero Energy Corp.	1,900	128

		1,571

Financials (19.2%)
American International Group, Inc.	3,000	203
Ameriprise Financial, Inc.	2,400	152
Bank of America Corp.	5,400	271
Berkshire Hathaway, Inc., Cl B*	50	198
Capital One Financial Corp.	2,180	145
Citigroup, Inc.	6,500	304
Discover Financial Services*	3,000	62
Genworth Financial, Inc., Cl A	4,700	144
Legg Mason, Inc.	2,000	169
Morgan Stanley	2,900	183
Principal Financial Group, Inc.	2,450	155
Progressive Corp. (The) (a)	11,100	215
State Street Corp.	2,200	150
UBS AG ADR	3,500	186
Washington Mutual, Inc.	2,464	87
Wells Fargo & Co.	5,000	178

		2,802

Health Care (12.1%)
Abbott Laboratories	3,275	176
Amgen, Inc.*	3,000	170
Bristol-Myers Squibb Co.	5,500	158
Cardinal Health, Inc.	2,600	162
Covidien Ltd.*	4,500	187
Eli Lilly & Co.	3,400	193
Johnson & Johnson	3,000	197
Medtronic, Inc.	4,000	226
Pfizer, Inc.	12,200	298

		1,767

Industrials (11.2%)
3M Co.	1,800	168
Burlington Northern Santa Fe Corp.	1,460	118
Dover Corp.	4,000	204
Eaton Corp.	2,000	198
Emerson Electric Co.	2,500	133
Equifax, Inc.	5,000	191
General Electric Co.	7,000	290
Goodrich Corp.	2,500	171
Tyco Electronics Ltd.	4,800	170

		1,643

Information Technology (16.9%)
Accenture Ltd., Cl A	5,200	209
Applied Materials, Inc. (a)	9,500	197
Cadence Design Systems, Inc.*	7,500	166
Cisco Systems, Inc.*	8,500	282
Dell, Inc.*	7,025	194
Intel Corp.	11,000	285
Jabil Circuit, Inc.	7,500	171
Microsoft Corp.	8,800	259
Motorola, Inc.	3,552	66
Nokia Corp. ADR	3,780	143
Paychex, Inc.	4,000	164
Texas Instruments, Inc.	3,250	119
Western Union Co.	10,000	210

		2,465

Materials (2.9%)
E.I. du Pont de Nemours & Co. (a)	5,000	248
Praxair, Inc.	1,600	134
Sonoco Products Co.	1,447	43

		425

Telecommunication Services (4.2%)
AT&T, Inc.	7,900	334
Sprint Nextel Corp.	14,400	274

		608

Utilities (2.8%)
Duke Energy Corp.	11,500	215
Edison International	3,500	194

		409

Total Common Stocks (Cost $12,207)		14,511

Short-Term Investment (6.0%)
Credit Suisse Flagship Fund (USA) LLC (b)	877,250	877

Total Short-Term Investments (Cost $877)		877

Money Market Funds (1.4%)
STI Classic Institutional Cash
Management Money Market Fund (c)	200,706	201

Total Money Market Funds (Cost $201)		201

Total Investments (Cost $13,285) (d) — 106.8%		15,589
Liabilities in excess of other assets — (6.8)%		(992)

Net Assets — 100.0%		$14,597

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $843.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Cost for federal income tax purposes is $13,316 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,804
Unrealized Depreciation	(531)

Unrealized Appreciation	$2,273

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
September 30, 2007
(Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares	Value ($)
Common Stocks (98.4%)
Consumer Discretionary (13.0%)
Amazon.com, Inc.* (a)	5,350	498
Coach, Inc.*	12,350	584
EchoStar Communications Corp.*	9,075	425
GameStop Corp., Cl A*	8,350	471
Guess?, Inc.	5,600	275
Johnson Controls, Inc.	4,725	558
McDonald’s Corp.	9,325	508
Starwood Hotels & Resorts Worldwide, Inc.	7,200	437
Target Corp. (a)	9,150	582
Walt Disney Co. (The)	12,700	437

		4,775

Consumer Staples (9.5%)
Anheuser-Busch Cos., Inc.	9,500	475
Avon Products, Inc.	11,220	421
Colgate-Palmolive Co.	7,760	553
Costco Wholesale Corp. (a)	5,450	334
PepsiCo, Inc.	11,435	838
Procter & Gamble Co. (The)	12,225	860

		3,481

Energy (9.4%)
Cameron International Corp.*	5,700	526
Diamond Offshore Drilling, Inc.	3,625	411
Exxon Mobil Corp.	6,850	634
Halliburton Co.	14,350	551
Schlumberger Ltd.	8,475	890
Valero Energy Corp.	6,375	428

		3,440

Financials (4.9%)
AFLAC, Inc.	11,100	633
Blackstone Group LP (The)* (a)	8,002	201
Janus Capital Group, Inc.	11,925	337
JPMorgan Chase & Co.	4,953	227
Morgan Stanley	6,395	403

		1,801

Health Care (14.1%)
Aetna, Inc.	13,275	720
Allergan, Inc.	8,700	561
Baxter International, Inc.	13,975	786
Express Scripts, Inc.* (a)	12,125	677
Gilead Sciences, Inc.*	16,225	663
Johnson & Johnson	10,725	705
Schering-Plough Corp.	28,475	901
UnitedHealth Group, Inc.	3,375	163

		5,176

Industrials (13.1%)
AGCO Corp.* (a)	8,400	427
Boeing Co. (The)	7,625	801
Cooper Industries Ltd., Cl A	6,950	355
Cummins, Inc.	3,950	505
Deere & Co.	2,950	438
Emerson Electric Co.	10,700	569
General Electric Co.	9,900	410
Honeywell International, Inc.	11,475	682
Raytheon Co.	9,925	633

		4,820

Information Technology (30.6%)
Accenture Ltd., Cl A (a)	9,275	373
Adobe Systems, Inc.* (a)	13,475	588
Apple, Inc.*	7,360	1,130
ASML Holding NV* (a)	17,950	590
Cisco Systems, Inc.*	44,175	1,463
Corning, Inc.	27,250	672
EMC Corp.*	28,975	603
Google, Inc., Cl A*	700	397
Hewlett-Packard Co.	19,700	981
Intel Corp.	22,075	571
International Business Machines Corp. (a)	3,370	397
Intersil Corp., Cl A	11,250	376
Juniper Networks, Inc.*	12,650	463
MEMC Electronic Materials, Inc.*	6,725	396
Microsoft Corp.	29,975	883
NVIDIA Corp.*	13,988	507
Oracle Corp.*	26,725	578
Synopsys, Inc.*	8,975	243

		11,211

Materials (3.2%)
Praxair, Inc.	9,500	796
Southern Copper Corp. (a)	3,150	390

		1,186

Telecommunications (0.6%)
AT&T, Inc.	4,800	203

Total Common Stocks (Cost $28,873)		36,093

Short-Term Investment (12.0%)
Credit Suisse Flagship Fund (USA) LLC (b)	4,395,181	4,395

Total Short-Term Investments (Cost $4,395)		4,395

Money Market Funds (1.9%)
STI Classic Institutional Cash Management Money Market Fund (c)	679,573	680

Total Money Market Funds (Cost $680)		680

Total Investments (Cost $33,948) (d) — 112.3%		41,168
Liabilities in excess of other assets — (12.3)%		(4,509)

Net Assets — 100.0%		$36,659

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $4,336.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Cost for federal income tax purposes is $33,969 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$7,501
Unrealized Depreciation	(302)

Unrealized Appreciation	$7,199

Cl — Class
LP — Limited Partnership
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
September 30, 2007
(Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares	Value ($)
Common Stocks (99.4%)
Consumer Discretionary (7.5%)
Advance Auto Parts, Inc.	5,251	176
Foot Locker, Inc.	10,050	154
Home Depot, Inc.	4,750	154
Leggett & Platt, Inc.	7,950	152
Macy’s, Inc.	16,092	520
Marriott International, Cl A	3,950	172
News Corp., Cl A	10,950	241
OfficeMax, Inc.	5,085	174
Time Warner, Inc.	13,700	252
Tyco International Ltd.	6,050	268
Weyerhaeuser Co.	2,500	181

		2,444

Consumer Staples (10.0%)
Avon Products, Inc.	9,200	345
Clorox Co. (The)	5,400	329
Colgate-Palmolive Co.	4,600	328
ConAgra Foods, Inc.	13,350	349
CVS/Caremark Corp.	9,450	374
Fomento Economico Mexicano S.A.B. de C.V. ADR	9,694	363
Hershey Co. (The) (a)	7,150	332
PepsiCo, Inc.	4,700	344
Procter & Gamble Co. (The)	4,700	331
Wal-Mart Stores, Inc.	3,600	157

		3,252

Energy (13.8%)
Anadarko Petroleum Corp.	9,950	535
Apache Corp.	3,750	338
Chevron Corp.	8,550	800
ConocoPhillips	10,700	939
Exxon Mobil Corp.	12,650	1,171
Marathon Oil Corp.	6,300	359
Spectra Energy Corp.	13,235	324

		4,466

Financials (26.1%)
AMB Property Corp.	4,550	272
American International Group, Inc.	8,500	575
Bank of America Corp.	17,300	870
Citigroup, Inc.	19,741	921
Colonial BancGroup, Inc. (The)	11,750	254
Discover Financial Services*	7,660	159
Genworth Financial, Inc., Cl A	11,250	346
Hartford Financial Services Group, Inc. (The)	3,550	328
HCC Insurance Holdings, Inc.	6,500	186
JPMorgan Chase & Co.	11,145	511
Lincoln National Corp.	5,350	353
Merrill Lynch & Co., Inc.	3,650	260
Morgan Stanley	4,021	253
Northern Trust Corp.	4,700	311
Principal Financial Group, Inc.	5,700	360
Protective Life Corp.	4,100	174
Regions Financial Corp.	10,413	307
State Street Corp.	4,050	276
U.S. Bancorp (a)	10,350	337
Wachovia Corp.	16,650	835
Washington Mutual, Inc. (a)	7,750	274
Zions Bancorp	4,600	316

		8,478

Health Care (8.0%)
Bristol-Myers Squibb Co.	9,000	259
Brookdale Senior Living, Inc. (a)	5,529	220
Cooper Cos., Inc. (The) (a)	3,800	199
Covidien Ltd.*	6,400	266
Johnson & Johnson	10,950	720
Pfizer, Inc.	27,300	667
Wyeth	5,750	256

		2,587

Industrials (15.0%)
3M Co.	4,300	402
Aircastle Ltd.	5,100	171
American Standard Cos., Inc.	4,500	160
Emerson Electric Co.	11,954	636
General Electric Co.	25,550	1,058
Illinois Tool Works, Inc.	8,900	531
R.R. Donnelley & Sons Co.	7,200	263
Tyco Electronics Ltd.	7,550	268
United Parcel Service, Inc., Cl B	4,450	334
United Technologies Corp.	7,100	571
UTI Worldwide, Inc.	7,512	173
Waste Management, Inc.	8,500	321

		4,888

Information Technology (3.1%)
Electronic Data Systems Corp.	7,550	165
Harris Corp.	2,647	153
Jabil Circuit, Inc.	7,550	172
Motorola, Inc.	18,800	348
Tektronix, Inc.	5,800	161

		999

Materials (3.8%)
Alcoa, Inc.	7,500	293
E.I. du Pont de Nemours & Co. (a)	5,450	270
Peabody Energy Corp.	5,550	266
Rohm & Haas Co. (a)	4,500	251
Sonoco Products Co.	5,405	163

		1,243

Telecommunication Services (6.0%)
Alcatel-Lucent ADR	18,850	192
AT&T, Inc. (a)	16,900	715
Sprint Nextel Corp.	22,300	424
Verizon Communications, Inc.	13,640	604

		1,935

Utilities (6.1%)
Dominion Resources, Inc.	2,989	252
Duke Energy Corp.	14,024	262
Edison International	4,800	266
Entergy Corp.	2,400	260
FPL Group, Inc.	4,300	262
Public Service Enterprise Group, Inc.	2,950	260
TECO Energy, Inc.	10,081	166

	Shares	Value ($)
Xcel Energy, Inc. (a)	12,000	258

		1,986

Total Common Stocks (Cost $27,573)		32,278

Short-Term Investment (7.2%)
Credit Suisse Flagship Fund (USA) LLC (b)	2,333,255	2,333

Total Short-Term Investment (Cost $2,333)		2,333

Money Market Funds (0.8%)
STI Classic Institutional Cash Management Money Market Fund (c)	246,186	246

Total Money Market Funds (Cost $246)		246

Total Investments (Cost $30,152) (d) — 107.4%		34,857
Liabilities in excess of other assets — (7.4)%		(2,387)

Net Assets — 100.0%		$32,470

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $2,247.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Cost for federal income tax purposes is $30,189 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,269
Unrealized Depreciation	(601)

Unrealized Appreciation	$4,668

ADR — American Depositary Receipt
Cl — Class
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
September 30, 2007
(Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares	Value ($)
Common Stocks (98.1%)
Consumer Discretionary (12.6%)
American Eagle Outfitters, Inc. (a)	4,504	118
Darden Restaurants, Inc.	2,930	123
Hilton Hotels Corp.	1,694	79
International Game Technology	2,343	101
J.C. Penney Co., Inc.	1,437	91
Mattel, Inc.	4,352	102
McGraw-Hill Cos., Inc. (The)	1,600	81
Men’s Wearhouse, Inc. (The)	2,134	108
Mohawk Industries, Inc.* (a)	1,066	87
Newell Rubbermaid, Inc.	3,935	113
Nordstrom, Inc. (a)	2,192	103
Omnicom Group, Inc.	2,246	108
Sotheby’s (a)	2,032	97
Whirlpool Corp.	919	82

		1,393

Consumer Staples (6.1%)
Church & Dwight Co., Inc.	2,298	108
ConAgra Foods, Inc.	5,967	156
Hershey Co. (The) (a)	2,504	116
Kroger Co. (The)	2,726	78
Pepsi Bottling Group, Inc. (The)	3,388	126
Reynolds American, Inc. (a)	1,340	85

		669

Energy (8.2%)
Anadarko Petroleum Corp.	1,593	86
Cameron International Corp.*	1,828	169
Chesapeake Energy Corp. (a)	3,357	118
Core Laboratories NV*	363	46
Diamond Offshore Drilling, Inc.	1,086	123
Noble Energy, Inc.	2,308	162
Spectra Energy Corp.	3,490	85
Tesoro Corp. (a)	2,512	116

		905

Financials (15.2%)
AMB Property Corp.	1,641	98
Ameriprise Financial, Inc.	2,050	130
Arch Capital Group Ltd.*	1,050	78
Discover Financial Services*	4,781	100
Entertainment Properties Trust	1,530	78
Genworth Financial, Inc., Cl A	4,205	129
Janus Capital Group, Inc.	3,077	87
Jones Lang LaSalle, Inc.	1,043	107
Legg Mason, Inc.	1,254	106
M&T Bank Corp.	715	74
Marshall & Ilsley Corp.	3,248	142
Principal Financial Group, Inc.	1,998	126
Progressive Corp. (The) (a)	6,020	117
ProLogis	1,663	110
Raymond James Financial, Inc.	3,165	104
SL Green Realty Corp.	815	95

		1,681

Health Care (9.6%)
Becton, Dickinson & Co.	1,339	110
Celgene Corp.*	1,554	111
Endo Pharmaceutical Holdings, Inc.*	2,928	91
Henry Schein, Inc.*	1,921	117
Laboratory Corp. of America Holdings*	1,855	145
Millipore Corp.*	1,892	143
Thermo Fisher Scientific, Inc.*	2,381	138
Universal Health Services, Inc., Cl B	2,360	128
Wellcare Health Plans, Inc.*	790	83

		1,066

Industrials (16.1%)
American Standard Cos., Inc.	2,535	90
Copart, Inc.*	3,558	122
Covanta Holding Corp.* (a)	5,070	124
CSX Corp.	2,291	98
Curtiss-Wright Corp.	2,017	96
Dover Corp.	2,825	144
Eaton Corp.	1,446	143
Equifax, Inc.	3,446	131
Goodrich Corp.	2,205	151
Ingersoll-Rand Co. Ltd., Cl A	3,045	166
L-3 Communications Holdings, Inc.	1,108	113
PACCAR, Inc.	1,045	89
Packaging Corp. of America	4,350	127
Toro Co. (The)	1,879	111
Tyco Electronics Ltd.	2,200	78

		1,783

Information Technology (16.1%)
BMC Software, Inc.*	4,431	138
Cadence Design Systems, Inc.*	6,472	144
Fiserv, Inc.*	2,198	112
Harris Corp.	1,702	98
Jabil Circuit, Inc.	6,813	156
Juniper Networks, Inc.*	4,761	173
NCR Corp.*	1,831	91
Novellus Systems, Inc.*	5,263	144
Paychex, Inc.	2,937	120
Sybase, Inc.* (a)	3,418	79
Teradyne, Inc.*	6,368	88
Total System Services, Inc. (a)	4,966	138
VeriSign, Inc.* (a)	2,680	91
Vishay Intertechnology, Inc.*	8,009	104
Xerox Corp.*	6,159	107

		1,783

Materials (5.3%)
Air Products & Chemicals, Inc.	750	73
Albemarle Corp.	2,324	103
FMC Corp.	2,324	121
Lyondell Chemical Co.	2,323	108
Steel Dynamics, Inc.	1,736	81
United States Steel Corp.	964	102

		588

Telecommunication Services (2.3%)
Qwest Communications International, Inc.* (a)	13,510	124
Telephone & Data Systems, Inc.	1,882	125

		249

Utilities (6.6%)
American Electric Power Co., Inc.	2,546	117
Edison International	2,745	152

	Shares	Value ($)
MDU Resources Group, Inc.	4,153	116
OGE Energy Corp.	3,475	115
PG&E Corp.	2,927	140
Xcel Energy, Inc.	4,378	94

		734

Total Common Stocks (Cost $8,862)		10,851

Short-Term Investment (11.7%)
Credit Suisse Flagship Fund (USA) LLC (b)	1,296,784	1,297

Total Short-Term Investment (Cost $1,297)		1,297

Money Market Funds (1.5%)
STI Classic Institutional Cash Management Money Market Fund (c)	164,395	164

Total Money Market Funds (Cost $164)		164

Total Investments (Cost $10,323) (d) — 111.3%		12,312
Liabilities in excess of other assets — (11.3)%		(1,252)

Net Assets — 100.0%		$11,060

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $1,247.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Cost for federal income tax purposes is $10,368 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,121
Unrealized Depreciation	(177)

Unrealized Appreciation	$1,944

Cl — Class
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
September 30, 2007
(Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares	Value ($)
Common Stocks (96.4%)
Consumer Discretionary (15.5%)
Aaron Rents, Inc.	8,000	178
ABM Industries, Inc.	4,031	80
Asbury Automotive Group, Inc. (a)	5,848	116
Bassett Furniture Industries, Inc.	5,800	60
bebe stores, inc. (a)	12,787	187
Bon-Ton Stores, Inc. (The) (a)	2,000	45
Brown Shoe Co., Inc.	21,639	420
Brunswick Corp.	900	21
Christopher & Banks Corp. (a)	9,900	120
Cinemark Holdings, Inc.	3,900	72
Circuit City Stores, Inc.	5,000	40
CKE Restaurants, Inc.	998	16
Cobra Electronics Corp.	9,800	66
Courier Corp.	2,000	70
Foot Locker, Inc.	3,300	51
Group 1 Automotive, Inc.	5,000	168
Interface, Inc., Cl A	11,500	208
K-Swiss, Inc., Cl A	9,200	211
Movado Group, Inc.	6,277	200
OfficeMax, Inc.	4,200	144
Sauer-Danfoss, Inc.	2,100	56
Stage Stores, Inc.	9,118	166
Stanley Furniture Co., Inc. (a)	1,700	28
Teleflex, Inc.	600	47
Thor Industries, Inc.	3,400	153
Tuesday Morning Corp. (a)	10,829	97
World Wrestling Entertainment, Inc.	10,200	154

		3,174

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	4,538	213
Flowers Foods, Inc.	4,200	92
Gruma SA ADR	4,000	52
Longs Drug Stores Corp. (a)	7,400	368
PRIMEDIA, Inc. (a)	5,109	72
Regis Corp.	700	22

		819

Energy (6.5%)
CARBO Ceramics, Inc. (a)	4,800	244
CHC Helicopter Corp., Cl A	18,500	467
Foundation Coal Holdings, Inc.	7,200	282
RPC, Inc. (a)	5,200	74
Tidewater, Inc.	2,800	176
Ultrapar Participacoes SA ADR (a)	2,400	93

		1,336

Financials (18.9%)
Bank of Hawaii Corp.	5,300	280
Banner Corp.	2,500	86
Capital Corp. of the West	1,400	26
Cash America International, Inc.	15,000	564
Cathay General Bancorp (a)	3,100	100
CBRE Realty Finance, Inc.	9,300	55
City National Corp.	2,100	146
Corporate Executive Board Corp. (The)	4,900	364
East West Bancorp, Inc.	2,015	72
Federal Agricultural Mortgage Corp., Cl A	2,211	65
Glacier Bancorp, Inc.	8,683	195
HCC Insurance Holdings, Inc. (a)	12,100	347
Horizon Financial Corp.	7,120	144
International Bancshares Corp.	3,290	71
MoneyGram International, Inc.	14,500	328
OneBeacon Insurance Group Ltd.	11,000	237
Quadra Realty Trust, Inc.	1,340	13
St. Joe Co. (The) (a)	600	20
StanCorp Financial Group, Inc.	6,600	327
UCBH Holdings, Inc. (a)	8,800	154
Washington Federal, Inc.	5,165	136
West Coast Bancorp	4,876	138

		3,868

Health Care (10.7%)
Cooper Cos., Inc. (The) (a)	15,995	839
Dr. Reddy’s Laboratories Ltd. ADR (a)	1,616	26
PerkinElmer, Inc.	9,300	272
Perrigo Co. (a)	9,100	194
STERIS Corp.	26,900	735
Vital Signs, Inc.	2,377	124

		2,190

Industrials (24.6%)
Administaff, Inc. (a)	8,800	319
American Ecology Corp.	3,700	78
BlueLinx Holdings, Inc.	7,300	51
Donaldson Co., Inc.	4,300	180
Dynamic Materials Corp.	9,000	431
Forward Air Corp.	8,202	244
GATX Corp.	11,800	504
Genesis Lease Ltd. ADR	1,200	30
Gol Linhas Aereas Inteligentes SA ADR (a)	1,500	36
Graco, Inc.	10,400	407
Grupo Aeroportuario del Pacifico SA de CV ADR	16,200	885
Heartland Express, Inc. (a)	10,666	152
Herman Miller, Inc.	8,700	236
IDEX Corp.	2,800	102
Lennox International, Inc.	1,919	65
LSI Industries, Inc.	5,862	120
Macquarie Infrastructure Co. LLC	200	8
McGrath Rentcorp	1,800	60
Multi-Color Corp.	1,650	38
Portec Rail Products, Inc.	3,886	45
Quixote Corp.	1,608	32
Seaspan Corp.	2,545	84
Twin Disc, Inc.	934	54
UAP Holding Corp.	2,800	88
United Industrial Corp. (a)	3,100	233
UTI Worldwide, Inc.	7,400	170
Wabtec Corp. (a)	7,200	270
Walter Industries, Inc.	3,900	105

		5,027

Information Technology (5.8%)
Black Box Corp.	4,100	175
Cohu, Inc.	7,900	148
Fair Isaac Corp. (a)	11,300	408
Ituran Location & Control Ltd.	2,700	33
Keithley Instruments, Inc.	6,400	68

	Shares	Value ($)
Nam Tai Electronics, Inc.	9,700	122
Patni Computer Systems Ltd. ADR	900	21
Tektronix, Inc.	7,800	216

		1,191

Materials (7.3%)
Aber Diamond Corp.	3,800	149
Aceto Corp.	7,500	67
Compass Minerals International, Inc.	6,600	225
Cytec Industries, Inc.	2,500	171
Greif, Inc., Cl A	300	18
Louisiana-Pacific Corp. (a)	8,700	148
Methanex Corp.	1,500	38
RPM International, Inc.	11,600	278
Scotts Miracle-Gro Co., Cl A (The)	5,700	244
Valspar Corp. (The)	5,900	160

		1,498

Telecommunications (0.9%)
Alaska Communications Systems Group, Inc.	12,300	178

Utilities (2.2%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	2,400	118
PNM Resources, Inc.	8,600	200
Portland General Electric Co.	4,700	131

		449

Total Common Stocks (Cost $17,398)		19,730

Short-Term Investment (18.5%)
Credit Suisse Flagship Fund (USA) LLC (b)	3,781,662	3,782

Total Short-Term Investment (Cost $3,782)		3,782

Money Market Funds (3.6%)
STI Classic Institutional Cash Management Money Market Fund (c)	734,020	734

Total Money Market Funds (Cost $734)		734

Total Investments (Cost $21,914) (d) — 118.5%		24,246
Liabilities in excess of other assets — (18.5)%		(3,787)

Net Assets — 100.0%		$20,459

(a)	This security or a partial position of the security was on loan at September 30, 2007. The total value of securities on loan at September 30, 2007 in thousands was $3,665.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Cost for federal income tax purposes is $21,984 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,333
Unrealized Depreciation	(1,071)

Unrealized Appreciation	$2,262

ADR — American Depositary Receipt
Cl — Class
LLC — Limited Liability Company
See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
1. Organization
The STI Classic Variable Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering five funds as of September 30, 2007. The schedules of portfolio investments presented herein are those of the Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund and Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset value.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
Security Transactions — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
     A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Flagship Fund (USA) LLC (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At September 30, 2007, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 4.900% to 5.985% and maturity dates ranging from 10/01/07 to 10/15/19).

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)*	/s/ Martin R. Dean, Treasurer

Martin R. Dean, Treasurer, STI Classic Variable Trust

Date	November 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short, President

Julia Short, President, STI Classic Variable Trust
Date	November 28, 2007

By (Signature and Title)*	/s/ Martin R. Dean, Treasurer

Martin R. Dean, Treasurer, STI Classic Variable Trust

Date	November 28, 2007

*	Print the name and title of each signing officer under his or her signature.